Mineral properties, plant and equipment	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Mineral properties, plant and equipment
4.	Mineral properties, plant and equipment

The Company’s properties are located in Serbia, Eritrea and Macedonia. The principal property in Serbia is the Brestovac – Metovnica exploration license which hosts the Timok Project. The Company also holds as part of the Timok Project three additional exploration licenses. The Company holds eight additional exploration licenses in the Bor region of Serbia that form the Tilva Joint Venture with Rio Tinto Mining and Exploration Ltd. (“Rio Tinto”). All exploration expenditures on these eight exploration licenses are funded by Rio Tinto. The Company also holds eleven additional 100%-owned exploration licenses in Serbia.

The properties in Eritrea consist of two mining licenses, Bisha and Harena, and two exploration licenses, Tabakin and New Mogoraib. All properties are subject to a mining agreement with the Government of Eritrea. The Bisha mining license was granted in 2008 for an initial period of 20 years and the Harena mining license was granted in 2012 for 10 years. Both licenses can be extended if required. The Tabakin exploration license was granted in 2016 for 10 years before land relinquishment requirements begin. The New Mogoraib license, also granted in 2016, is valid for three years with no relinquishments, followed by two one-year renewals with a 25% annual area reduction after year three.

Properties in Macedonia include one exploration permit and seven pending exploration permits.

Costs classified as mineral properties represent historic acquisition costs and exploration, evaluation and development costs at Bisha and Harena, incurred subsequent to the declaration of the initial reserves on those exploration licenses.

At June 30, 2017, the Company recorded a write down of $10,918 related to equipment and related capital inventory for which there was no longer any useful life. As the result of an extension of the Bisha Mine life announced in June 2018, certain of this equipment and related capital inventory will be refurbished and placed back into use. As a result, $4,992 of the impairment charge was reversed at June 30, 2018.

As at June 30, 2018, the Company had commitments to purchase and unsettled obligations for property, plant and equipment of $1,059 (December 31, 2017 – $1,782).

Six months ended June 30, 2018	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2017	$548,900	$8,310	$36,440	$512,874	$1,106,524
Additions	10,307	1,626	32	6,668	18,663
Disposals	-	-	-	(661)	(661)
Change in reclamation obligation	-	-	-	(2,450)	(2,450)
Reversal of impairment	-	-	-	13,179	13,179
Transfers	-	(9,334)	-	9,334	-
June 30, 2018	$559,207	$602	$36,472	$538,944	$1,135,225
Accumulated depreciation
December 31, 2017	$-	$-	$20,142	$243,821	$263,963
Charge for the period	-	-	2,443	44,020	46,463
Disposals	-	-	-	(661)	(661)
Reversal of impairment	-	-	-	8,187	8,187
June 30, 2018	-	-	22,585	295,367	317,952
Net book value June 30, 2018	$559,207	$602	$13,887	$243,577	$817,273

Six months ended June 30, 2017 (Restated – note 12)	Exploration and evaluation	Construction- in-progress	Mineral properties	Plant and equipment	Total
Cost
December 31, 2016	$547,331	$308	$33,865	$535,970	$1,117,474
Additions	438	3,180	887	1,948	6,453
Transfers to inventory	-	-	-	(1,085)	(1,085)
Change in reclamation obligation	-	-	-	(805)	(805)
Impairment charge	-	-	-	(29,621)	(29,621)
June 30, 2017	$547,769	$3,488	$34,752	$506,407	$1,092,416
Accumulated depreciation
December 31, 2016	$-	$-	$17,079	$205,425	$222,504
Charge for the period	-	-	1,260	22,274	23,534
Impairment charge	-	-	-	(18,703)	(18,703)
June 30, 2017	-	-	18,339	208,996	227,335
Net book value June 30, 2017	$547,769	$3,488	$16,413	$297,411	$865,081